Note 6 Positive scenario of GDP, unemployment rate and HPI for the main geographies (Details) - Positive scenario [Member]	Jun. 30, 2023
SPAIN | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	3.04%
Unemployment	11.03%
HPI	(0.77%)
SPAIN | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.59%
Unemployment	10.12%
HPI	1.00%
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.94%
Unemployment	8.86%
HPI	2.21%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.84%
Unemployment	7.63%
HPI	2.21%
SPAIN | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.52%
Unemployment	6.75%
HPI	2.27%
SPAIN | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.24%
Unemployment	6.09%
HPI	1.93%
MEXICO | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	3.28%
Unemployment	2.77%
HPI	6.27%
MEXICO | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.40%
Unemployment	3.53%
HPI	6.13%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.37%
Unemployment	3.40%
HPI	4.14%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.17%
Unemployment	3.47%
HPI	1.55%
MEXICO | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.05%
Unemployment	3.54%
HPI	0.88%
MEXICO | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	1.98%
Unemployment	3.41%
HPI	1.92%
TURKEY | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	8.42%
Unemployment	8.89%
TURKEY | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	4.37%
Unemployment	9.74%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.91%
Unemployment	10.94%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.82%
Unemployment	11.27%
TURKEY | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.75%
Unemployment	11.30%
TURKEY | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.66%
Unemployment	11.32%
PERU | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	4.22%
Unemployment	6.94%
PERU | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	4.44%
Unemployment	6.54%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.64%
Unemployment	6.48%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.20%
Unemployment	6.49%
PERU | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.35%
Unemployment	6.42%
PERU | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.29%
Unemployment	6.42%
ARGENTINA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	1.30%
Unemployment	7.43%
ARGENTINA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	0.90%
Unemployment	9.43%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.69%
Unemployment	9.41%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.60%
Unemployment	8.43%
ARGENTINA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.64%
Unemployment	7.22%
ARGENTINA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.13%
Unemployment	6.11%
COLOMBIA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	2.55%
Unemployment	10.57%
COLOMBIA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.36%
Unemployment	11.10%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.34%
Unemployment	11.29%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.96%
Unemployment	11.24%
COLOMBIA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.16%
Unemployment	10.67%
COLOMBIA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.40%
Unemployment	10.52%